Debt - Summary of Outstanding Short Term Debt (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Long-term debt, current portion term	3 years	3 years	3 years
Long-term debt, current portion	¥ 4,417	$ 693	¥ 7,837
Total	¥ 148,441	$ 23,294	¥ 73,837
Minimum
Short-term Debt [Line Items]
Long-term debt, current portion annual interest rates	8.45%	8.45%	8.45%
Total				¥ 1,000
Maximum
Short-term Debt [Line Items]
Long-term debt, current portion annual interest rates	8.98%	8.98%	14.86%
East West Bank at the rate 4.75 - 5.50% [Member]
Short-term Debt [Line Items]
Short-term loan annual interest rates	5.00%	5.00%
Short-term loans term	6 months
Short-term loan	¥ 65,000	$ 10,200	¥ 35,000
SPD Silicon Valley Bank at the rate 6.00% [Member]
Short-term Debt [Line Items]
Short-term loans term	6 months
Short-term loan	¥ 70,000	$ 10,985	30,000
SPD Silicon Valley Bank at the rate 6.00% [Member] | Minimum
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.85%	4.85%
SPD Silicon Valley Bank at the rate 6.00% [Member] | Maximum
Short-term Debt [Line Items]
Short-term loan annual interest rates	6.00%	6.00%
Agricultural Bank of China
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.85%	4.85%
Short-term loans term	6 months
Short-term loan	¥ 0	$ 0	1,000
China Merchants Bank [Member]
Short-term Debt [Line Items]
Short-term loan annual interest rates	5.00%	5.00%
Short-term loans term	6 months
Short-term loan	¥ 5,000	$ 785	0
Yirongxin Commercial Factoring Limited [Member]
Short-term Debt [Line Items]
Short-term loan annual interest rates	15.15%	15.15%
Short-term loans term	60 days
Short-term loan	¥ 4,024	$ 631	¥ 0